The Company, Business Activities and Basis of Presentation - Additional Information (Detail)			3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 06, 2018 shares	Sep. 29, 2016	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2018 shares	Sep. 30, 2017 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 shares	Sep. 27, 2016 shares
The Company Business Activities And Basis Of Presentation [Line Items]
Stockholders equity reverse stock split ratio	0.03	0.33
Common stock, shares authorized	150,000,000			150,000,000		150,000,000	150,000,000
Description of reverse stock split	On July 6, 2018, the Company’s stockholders approved, and the Company filed, an amendment to the Company’s Certificate of Amendment of Certificate of Incorporation to effect a one-for-thirty reverse stock split of the Company’s outstanding common stock.					On September 27, 2016, the Company’s stockholders approved, and the Company filed, an amendment to the Company’s amended and restated certificate of incorporation to effect a one-for-three reverse stock split of the Company’s outstanding common stock, and to increase the authorized number of shares of the Company’s common stock from 40,000,000 to 150,000,000 shares. The one-for-three reverse stock split was effected on September 29, 2016.
Nonrecurring net revenue recognized on accrual basis associated with cases delivered | $			$ 102,000		$ 839,000	$ 843,000
Increase (decrease) in net income (loss) per common share on nonrecurring net revenue | $ / shares			$ (0.10)		$ (0.97)	$ 0.90
Net revenue recorded in excess of commercial cash collections | $			$ 125,000		$ 1,158,000	$ 1,139,000
Increase decrease in net income (loss) per common share | $ / shares			$ (0.13)		$ (1.35)	$ 1.20
Maximum [Member]
The Company Business Activities And Basis Of Presentation [Line Items]
Common stock, shares authorized								150,000,000
Minimum [Member]
The Company Business Activities And Basis Of Presentation [Line Items]
Common stock, shares authorized								40,000,000
ASC 606 [Member]
The Company Business Activities And Basis Of Presentation [Line Items]
Performance obligation, description of timing				The duration of time between accession receipt and delivery of a valid assay result to the ordering physician or entity is typically less than two weeks.
Practical expedient, description				The Company does not adjust the transaction price for the effects of a significant financing component, as at contract inception, the Company expects the collection cycle to be one year or less.
ASC 606 [Member] | Maximum [Member] | Sales and Marketing Expenses [Member]
The Company Business Activities And Basis Of Presentation [Line Items]
Amortization period				1 year